Label	Element	Value
Franklin International Dividend Booster Index ETF | Common Stocks [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	98.40%
Franklin International Dividend Booster Index ETF | Preferred Stocks [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.60%